Capital Stock and Changes in Capital Accounts	6 Months Ended
Jun. 30, 2024
Capital Stock and Changes in Capital Accounts [Abstract]
Capital Stock and Changes in Capital Accounts

11.

Capital Stock and Changes in Capital Accounts
a)

Preferred

stock
:

As

of

June

30,

2024,

and

December

31,

2023,

the

Company’s

authorized
preferred stock

consists of
50,000,000

shares, respectively

(all

in

registered form),

par

value

$
0.01

per
share, of

which
1,000,000

shares are

designated as

Series A

Participating Preferred

Shares,
5,000,000
shares

are

designated

as

Series

B

Preferred

Shares,
10,675

shares

are

designated

as

Series

C
Preferred Shares and 400

shares are designated as Series D Preferred Shares. As of June 30, 2024 and
December

31,

2023,

the

Company

had
zero

Series

A

Participating

Preferred

Shares

issued

and
outstanding.
b)

Series

B

Preferred

Stock:

As

of

June

30,

2024,

and

December

31,

2023,

the

Company

had
2,600,000

Series B

Preferred Shares

issued and

outstanding with

par value

$
0.01

per share,

at $
25.00
per share and with liquidation preference at $ 25.00

per share.
Holders of Series B Preferred Shares have
no voting rights other than the ability, subject to certain exceptions, to elect one director if dividends for six quarterly dividend periods (whether or not consecutive) are in arrears and certain other limited protective voting rights.

Also, holders

of Series

B Preferred

Shares rank

prior to

the holders

of common
shares with respect to

dividends, distributions and payments upon

liquidation and are subordinated to

all
of the existing and future indebtedness.
Dividends

on

the

Series

B

Preferred

Shares

are

cumulative

from

the

date

of

original

issue

and

are
payable on the

15th day of

January,

April, July and

October of

each year at

the dividend rate

of
8.875%
per

annum,

or

$
2.21875

per

share

per

annum.

For

the

six

months

ended

June

30,

2024

and

2023,
dividends

on

Series

B

Preferred Shares

amounted to

$
2,884

and

$
2,884
,

respectively.

Since

February
14, 2019, the

Company may redeem,

in whole or

in part, the

Series B Preferred

Shares at a

redemption
price of

$
25.00

per share

plus an

amount equal

to all

accumulated and

unpaid dividends

thereon to

the
date of redemption, whether or not declared.

c)

Series

C

Preferred

Stock
:

As

of

June

30,

2024,

and

December

31,

2023,

the

Company

had
10,675

shares

of

Series

C

Preferred

Stock,

issued

and

outstanding,

with

par

value

$
0.01

per

share,
owned by an affiliate

of its Chief Executive Officer,

Mrs. Semiramis Paliou.
The Series C Preferred Stock
votes with the common shares of the Company, and each share entitles the holder thereof to 1,000 votes on all matters submitted to a vote of the shareholders of the Company.

The Series C Preferred Stock has
no dividend or liquidation

rights and cannot be

transferred without the consent

of the Company except to
the holder’s affiliates and immediate family members.
d)

Series D Preferred Stock
: As of June

30, 2024, and December 31,

2023, the Company had
400
shares of Series D Preferred Stock, issued and outstanding, with par value $ 0.01 per share, owned by an
affiliate

of

its

Chief

Executive

Officer,

Mrs.

Semiramis

Paliou.

The

Series

D

Preferred

Stock

is

not
redeemable

and

has
no

dividend

or

liquidation

rights.
The Series D Preferred Stock vote with the
common shares of the Company, and each share of the Series D Preferred Stock entitles the holder thereof to up to 200,000 votes,

on

all matters

submitted to

a vote

of the

stockholders of

the

Company,
provided however, that,

notwithstanding any other provision of the

Series D Preferred Stock statement of
designation, to the extent that

the total number of votes

one or more holders

of Series D Preferred Stock
is

entitled

to

vote

(including

any

voting

power

of

such

holders

derived

from

Series

D

Preferred

Stock,
shares of

Common Stock

or any

other voting

security of

the Company

issued and

outstanding as

of the
date hereof or

that may be

issued in the

future) on any

matter submitted to

a vote of

stockholders of the
Company would

exceed
36.0
% of

the total

number of

votes eligible

to be

cast on

such matter,

the total
number

of

votes

that

holders

of

Series

D

Preferred

Stock

may

exercise

derived

from

the

Series

D
Preferred

Stock

together

with

Common

Shares

and

any

other

voting

securities

of

the

Company

beneficially owned by such holder,

shall be reduced to
36
% of the total number of votes that

may be cast
on such matter submitted to a vote of stockholders.
e)

Issuance

of Common

Shares:
On

January 30,

2023, the

Company issued
2,033,613

common
shares, at

$
3.84
, to

Sea Trade

upon exercise

by Sea

Trade

of a

warrant it

held for

the acquisition

of a
vessel. The

Company did
no
t receive any

proceeds from the

exercise of the

warrants by Sea

Trade and
the exercise price

of the shares

issued was included

in the price

of the vessels

acquired.
During the first
half

of

2024,

the

Company

issued

9,723,506

common

shares,

having

a

value

of

$
27,792
,

net

of
expenses, or $ 2.86

per share, upon the exercise of
6,321,891

warrants issued in 2023 and distributed as
dividend,

on

December

14,

2023,

to

the

Company’s

shareholders.

The

Company received

$
14,681

of
proceeds, net of fees, from the exercise of the warrants.

If all warrants were exercised as of June 30, 2024, the Company would have issued 35,434,896 common
shares with

a fair

value of

$
101,327

and would

have received

$
90,452

of gross

proceeds. The warrants
were

measured

on

the

date

of

distribution

at

fair

value,

determined

through

level

1

account

hierarchy,
being the

opening price of

the warrants

on the

NYSE on

the date

of distribution as

they are

listed under
the

ticker

DSX_W.

As of

June 30,

2024

and December

31,

2023, the

warrant liability,

measured at

fair
value,

amounted to

$
9,286

and $
6,332
,

respectively.

During the

six months

ended June

30,

2024, loss
from

warrants

amounted to

$
6,773

and

is

separately presented

in

the

2024

consolidated statement

of
comprehensive income/(loss).
f)

Dividend

on

Common

Stock:
On

March

12,

2024,

the

Company

paid

a

cash

dividend

on

its
common stock

of $
0.075

per share,

or $
8,989

to shareholders

of record

as of

March 5,

2024. On

June
18,

2024,

the

Company

paid

a

cash

dividend

on

its

common

stock

of

$
0.075

per

share,

or

$
9,379
,

to
shareholders of record as of June 12, 2024.
g)

Incentive

Plan:
As

of

June

30,

2024,
11,144,759

shares

remained

reserved

for

issuance
according to the Company’s incentive plan.
Restricted stock for the six months ended June 30, 2024 and 2023 is analyzed as follows:

Number of Shares
Weighted Average
Grant Date Price
Outstanding as of December 31, 2022 7,866,589 $ 3.07
Granted
1,750,000

4.54
Vested
(2,822,753)

3.05
Outstanding as of June 30, 2023
6,793,836
$ 3.45
Outstanding as of December 31, 2023
6,793,836 $ 3.45
Granted 2,300,000 2.96
Vested (2,996,334) 3.38
Outstanding as of June 30, 2024 6,097,502 $ 3.30

The

fair

value

of

the

restricted

shares

has

been

determined

with

reference

to

the

closing

price

of

the
Company’s

stock

on

the

date

such

awards

were

approved

by

the

Company’s

board

of

directors.

The
aggregate compensation

cost

is

recognized ratably

in

the

consolidated statement

of

income/(loss) over
the

respective vesting

periods.

For

the

six

months

ended

June

30,

2024

and

2023,

compensation cost
amounted to $ 5,007

and $
4,826
, respectively,

and is included

in general and

administrative expenses in
the accompanying unaudited interim consolidated statements of comprehensive income/(loss).
As

of

June

30,

2024

and

December

31,

2023,

the

total

unrecognized

cost

relating

to

restricted

share
awards was

$
16,679

and $
14,880
, respectively.

As of

June 30,

2024, the

weighted-average period

over
which

the

total

compensation

cost

related

to

non-vested

awards

not

yet

recognized

is

expected

to

be
recognized is 1.93

years.